Shareholders' equity - Voting rights (Details)	6 Months Ended
Jun. 30, 2020
Disclosure of classes of share capital [line items]
Double voting right period	2 years
French State [member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	22.95%
Shareholder ownership percentage of voting rights (as a percent)	29.44%
French State Group employees [member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	5.53%
Shareholder ownership percentage of voting rights (as a percent)	8.85%